Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Cash flows from operating activities:
Net loss	$ (1,684,793)	$ (854,894)	$ (2,665,779)	$ (3,565,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust account				(403,984)
Non-cash interest expense	241,557
Depreciation expense	73,249	21,148	57,473	5,298
Amortization expense	133,229	102,812	211,067	85,677
Impairment of cost method investment	202,586			150,000
Debt forgiveness income	(3,115)	(93,761)	(93,761)	(369,206)
Issuance of shares for services	1,033,140	153,011	161,776	2,170,110
Changes in operating assets and liabilities:
Accounts receivable	(3,668)	(67,971)	(127,653)
Inventory	(20,676)	(18,984)	(15,787)
Prepaid expenses	(15,122)	(5,671)	(5,588)	3,170
Security deposits		(2,568)	(2,568)	(12,318)
Deferred brokerage fees	25,884	5,056	(18,592)
Deferred revenues	(63,279)	14,812	123,882
Accounts payable	110,595	13,658	123,142
Deferred legal fees				(100,000)
Accrued expenses	(194,222)	(89,101)	729,902	641,270
Due from franchisees'	(45,516)	(13,342)
Net cash used in operating activities	(207,037)	(835,796)	(1,522,486)	(1,395,255)
Cash flows from investing activities:
Cash from acquisition		26,180	26,180	75,930
Lease liability net of lease asset	2,499	(776)	(776)	775
Investment at cost				(150,000)
Purchase of property and equipment	(1,949)	(156,319)	(163,472)	(122,529)
Net cash provided by (used in) investing activities	550	(130,915)	(138,068)	(195,824)
Cash flows from financing activities:
Repayment of note payable	(319,477)
Proceeds from note payable	1,046,756
Proceeds from sale of Private Units			87,700	1,925,000
Proceeds from note payable - related party, net			192,048	12,143
Deferred financing costs	(137,561)		(98,198)
Non-controlling interest of original investment in subsidiaries		24,013	24,054
Private placement funds received	25,000	50,000	75,000
Settlement of redeemable common stock				(46,291,685)
Cash held in trust account used to settle common stock redemption obligation				(7,620,432)
Cash in trust				54,648,148
Net cash provided by financing activities	614,718	74,013	280,604	2,673,174
Net change in cash	408,231	(892,698)	(1,379,950)	1,082,095
Cash - beginning of period	160,208	1,540,158	1,540,158	458,063
Cash - end of period	568,439	647,460	160,208	1,540,158
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition of assets	728,544	1,440,000	$ 1,440,000	$ 6,090,000
Conversion of debt to common shares	100,000
Increase in prepaid expenses and accrued expenses	93,827
Warrants issued for debt discount	102,217
Acquisition of PLAYlive and other Assets:
Goodwill		2,226,166
Inventory	110,310
Property and equipment	443,234	9,503
Intangible Assets	150,000
Goodwill	25,000
Deferred brokerage fees		805,975
Accounts payable		(3,574)
Deferred revenue		$ (1,624,250)